Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17.	Commitments and Contingencies
Litigation

In January 2021, certain of the Group’s current and former directors and officers, underwriters and certain other parties were named as defendants in two putative securities class actions filed in the Supreme Court of the State of New York, County of New York and the U.S. District Court for the Eastern District of New York, respectively. The actions are both purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the ADSs. Both actions allege that the Registration Statement dated January 16, 2020 contained material misstatements and/or omissions regarding the impact of COVID-19 on the Group in violation of the U.S. Securities Act of 1933. The defendants’ motion to dismiss was granted by the State Court on March 3, 2022. The motion to dismiss filed in the Federal Court is still pending. These actions remain in their preliminary stages. The Group are currently unable to estimate the potential loss, if any, associated with the resolution of such lawsuits, if they proceed.
From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2020 and 2021.